Earnings (loss) per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings (loss) per Share
20.	Earnings (loss) per Share

The following table sets forth the computation of basic and diluted income (loss) attributable to shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31
	2018	2017	2016
Numerator
Income (loss) from continuing operations	$36,111	$36,705	$(3,058)
Less: Income (loss) attributable to non-controlling interests	14,329	10,898	(124)
Income (loss) attributable to shareholders of Sinovac from continuing operations	21,782	25,807	(2,934)
Income (loss) attributable to shareholders of Sinovac from discontinued operations	—	—	2,338
Net income (loss) attributable to shareholders of Sinovac	21,782	25,807	(596)
Denominator
Basic weighted average number of common shares outstanding	64,727,146	57,033,816	56,949,083
Dilutive effect of stock options	250,408	67,375	—
Diluted weighted average number of common shares outstanding	64,977,554	57,101,191	56,949,083
Basic net income (loss) per share
Continuing operations	0.34	0.45	(0.05)
Discontinued operations	—	—	0.04
Basic net income (loss) per share	0.34	0.45	(0.01)
Diluted net income (loss) per share
Continuing operations	0.34	0.45	(0.05)
Discontinued operations	—	—	0.04
Diluted net income (loss) per share	0.34	0.45	(0.01)

Anti-dilutive options and non-vested restricted shares were not included in the diluted EPS calculation for the year ended December 31, 2016.